UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal
Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Alabama — 3.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$2,910	$2,946,375
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,555	1,744,834
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,582,034
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,490,218
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,137,274
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	4,080	4,844,511

		20,745,246

Arizona — 3.0%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	11,998,287
5.00%, 12/01/37	7,460	9,010,860

		21,009,147

California — 14.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	4,445	5,315,642
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,546,025
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	2,465	2,917,894
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	290	328,097
5.25%, 8/15/49	715	804,304
California Pollution Control Financing Authority, RB (b):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	2,415	2,504,524

Municipal Bonds	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, RB (b) (concluded):
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	$2,970	$3,258,803
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services, 5.00%, 5/15/42	650	722,397
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	11,690	13,457,879
5.25%, 5/15/39	1,560	1,800,396
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	823,957
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	17,855	237,114
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	7,000	8,121,750
Murrieta Community Facilities District Special Tax California, Special Tax Bonds, District No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34	4,890	4,900,758
Riverside County Transportation Commission, RB, CAB, Senior Lien, Series B (c):
0.00%, 6/01/41	5,000	1,409,050
0.00%, 6/01/42	6,000	1,607,820
0.00%, 6/01/43	5,000	1,273,450
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/34	3,500	1,663,690
0.00%, 8/01/36	4,000	1,746,960
State of California, GO, Various Purposes, 6.00%, 3/01/33	4,970	6,157,432
State of California, Refunding, GO, Various Purposes, 6.50%, 4/01/33	20,410	25,171,041
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,746,160

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

California (concluded)
State of California Public Works Board, LRB, Various Capital Projects (concluded):
Sub-Series I-1, 6.38%, 11/01/34	$2,315	$2,878,888

		96,394,031

Colorado — 1.5%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	4,205	4,874,772
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	2,925	3,204,601
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	2,530	2,572,656

		10,652,029

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	3,076,988

Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,561,998
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	11,142,029

		13,704,027

District of Columbia — 4.2%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	1,480	1,752,497
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	23,039,607
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	990	1,120,759

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A (concluded):
5.25%, 10/01/44	$2,465	$2,810,051

		28,722,914

Florida — 2.3%
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,651,572
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	600	659,304
5.00%, 6/01/36	125	136,830
5.13%, 6/01/42	1,925	2,115,055
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	5,885	7,317,880
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	3,590	2,678,499

		15,559,140

Georgia — 1.3%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Series A, Northeast Georgia Health System, Inc. Project, 5.50%, 8/15/54	1,010	1,208,142
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	1,650	1,903,011
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	5,000	5,724,900

		8,836,053

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,660	3,076,024

Illinois — 19.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	11,385	13,932,166

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Illinois (continued)
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/32	$6,155	$6,717,567
Project, 5.00%, 1/01/34	6,270	6,610,649
5.00%, 1/01/34	2,500	2,668,525
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,605	1,807,727
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	8,680	9,285,343
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,374,491
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	7,625	8,554,792
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,813,713
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	10,630	12,012,538
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,165,000
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,676,123
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	470	470,127
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	6,370	7,461,882
Senior, Series C, 5.00%, 1/01/37	5,455	6,384,914
Series A, 5.00%, 1/01/38	4,550	5,239,052
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	14,710	15,860,175
Series B-2, 5.00%, 6/15/50	3,905	4,201,467
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	885	1,058,805
6.00%, 6/01/28	2,245	2,688,634
State of Illinois, GO:
5.00%, 2/01/39	2,990	3,237,692

Municipal Bonds	Par (000)	Value

Illinois (concluded)
State of Illinois, GO (concluded):
Series A, 5.00%, 4/01/38	$9,030	$9,725,310
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,410,686
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,565	1,806,088
5.00%, 4/01/44	1,910	2,199,289

		133,362,755

Indiana — 4.3%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	2,705	2,893,025
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,525	1,888,911
7.00%, 1/01/44	3,680	4,585,795
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	1,570	1,411,352
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	7,428,236
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	880	963,424
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	2,905	3,175,978
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,655	1,874,354
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,150	2,485,808
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,490	2,859,192

		29,566,075

Iowa — 2.5%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	2,265	2,387,695
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,880	2,013,875
5.50%, 12/01/22	4,595	4,888,023

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Iowa (concluded)
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project (concluded):
5.25%, 12/01/25	$2,125	$2,347,615
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	2,845	3,024,349
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	2,920	2,640,643

		17,302,200

Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,915	2,209,374
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	2,325	1,724,220

		3,933,594

Louisiana — 2.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,923,361
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,980	2,226,728
5.25%, 5/15/31	1,690	1,892,580
5.25%, 5/15/32	2,160	2,448,101
5.25%, 5/15/33	2,345	2,646,379
5.25%, 5/15/35	985	1,111,474

		18,248,623

Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	933,070
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	2,235	2,514,263

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	$4,295	$4,951,147
Montgomery County Housing Opportunities Commission, RB, Series D, AMT, 5.50%, 1/01/38	150	152,009

		8,550,489

Massachusetts — 0.8%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	2,775	2,890,135
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	2,535	2,894,387

		5,784,522

Michigan — 3.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,665	9,541,032
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,870	3,448,362
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	3,110,616
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	1,710	1,849,570
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	4,414,640

		22,364,220

Mississippi — 2.0%
City of Gulfport Mississippi, RB, Memorial Hospital at Gulfport Project, Series A, 5.75%, 7/01/31	14,025	14,066,514

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	$495	$569,676
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	2,035	2,255,736
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	480	544,589

		3,370,001

Nebraska — 2.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,610	1,824,903
5.00%, 9/01/42	2,815	3,131,772
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,702,989
County of Hall Nebraska School District #2, GO, Grand Island Public Schools, 5.00%, 12/15/39	4,600	5,411,210
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	600	677,376

		14,748,250

Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	4,550	4,773,905

New Jersey — 8.1%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	3,680	183,963
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,830	4,149,575

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, RB, AMT (concluded):
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	$2,035	$2,256,469
Private Activity Bond, The Goethals Bridge Replacement Project, 5.38%, 1/01/43	2,285	2,567,906
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	10,163,920
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	2,535	2,900,750
5.00%, 1/01/43	8,150	9,244,219
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	6,815	7,562,469
Transportation System, Series A, 5.50%, 6/15/41	8,000	9,222,560
Transportation System, Series B, 5.25%, 6/15/36	4,810	5,383,208
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	2,165	2,174,786

		55,809,825

New York — 14.0%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (g):
8.00%, 8/01/28	5,000	5,495,200
7.75%, 8/01/31	22,140	24,159,832
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,805	5,545,595
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,909	2,194,540
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,559,973
5.25%, 11/15/39	1,650	1,974,176
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series B-1, 5.00%, 8/01/39	5,905	6,998,606

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New York (concluded)
New York Counties Tobacco Trust II, RB, 5.75%, 6/01/43	$5,000	$5,023,950
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,400	2,742,048
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	9,610	10,277,222
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	660	739,127
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	1,655	1,867,816
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	4,775	4,804,175
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 2/15/37	6,655	7,713,744
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,575	1,646,521
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	3,009,598
6.00%, 12/01/42	1,960	2,330,303
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	4,600	4,359,466

		96,441,892

North Carolina — 4.1%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	12,130	12,168,331
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/38	10,000	11,429,100

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	$2,750	$3,138,300
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,130	1,294,449

		28,030,180

Ohio — 2.6%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	6,125	7,070,516
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,280	1,431,309
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	5,450	5,961,700
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.25%, 12/01/36	3,760	3,803,278

		18,266,803

Pennsylvania — 1.4%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	2,395	2,586,768
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	4,266,615
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,509,691

		9,363,074

South Carolina — 3.2%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,455	7,384,585

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	6

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

South Carolina (concluded)
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	$12,065	$14,396,199

		21,780,784

Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,660	3,068,895

Texas — 14.9%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	4,370	218,500
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,210	4,959,422
Sub-Lien, 5.00%, 1/01/33	700	773,080
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	385	445,295
City of Austin Texas Airport System Revenue, RB, 5.00%, 11/15/44	820	944,689
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	2,970	3,472,554
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,413,040
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	16,425	19,754,019
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 1/01/43	380	449,912
7.00%, 1/01/48	500	585,750
County of Harris Texas-Houston Sports Authority, Refunding RB (NPFGC) (c):
3rd Lien, Series A-3, 0.00%, 11/15/37	26,120	7,825,813
CAB, Junior Lien, Series H, 0.00%, 11/15/35	5,000	1,851,500
CAB, Senior Lien, Series A, 0.00%, 11/15/38	12,580	4,097,809

Municipal Bonds	Par (000)	Value

Texas (concluded)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
0.00%, 9/15/40	$9,780	$3,183,586
0.00%, 9/15/41	5,420	1,672,178
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	7,930	9,535,904
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	2,045	2,167,250
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/16 (a)	12,180	12,835,528
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,540	8,063,428
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/32	2,835	3,162,556
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	6,000	7,349,460
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	5,100	6,118,266

		102,879,539

Utah — 0.7%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,940	1,838,926
3.25%, 10/15/42	3,010	2,795,537

		4,634,463

Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,155	3,491,228

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT (concluded):
6.00%, 1/01/37	$5,695	$6,661,043

		10,152,271

Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,420	5,333,305

Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,874,979

Total Municipal Bonds — 123.9%		855,482,757

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	4,548	4,876,397

California — 5.2%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	5,115	5,824,246
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	18,540	21,385,519
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	4,500	4,998,825

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$3,260	$3,810,360

		36,018,950

Colorado — 1.9%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,600	8,148,416
Series C-7, 5.00%, 9/01/36	4,860	5,219,786

		13,368,202

Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,397	10,203,375
Series X-3, 4.85%, 7/01/37	9,366	10,161,490

		20,364,865

Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,700,387

Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,427	5,188,879

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	3,988	4,612,799

New York — 9.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	3,075	3,604,586
Series HH, 5.00%, 6/15/31 (i)	16,393	19,213,000
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	3,130	3,679,681
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,865	24,554,558

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	8

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	$12,610	$15,050,539

		66,102,364

Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	4,900	5,652,885
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,735,879
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,001	7,022,028

		20,410,792

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,150	8,044,502

Virginia — 1.7%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,767	12,088,119

Washington — 3.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,459	6,004,846

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Washington (concluded)
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	$14,487	$16,556,129

		22,560,975

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.1%		221,337,231

Total Long-Term Investments (Cost — $970,472,183) — 156.0%		1,076,819,988

Short-Term Securities – 0.4%	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	2,873,263	2,873,263

Total Short-Term Securities (Cost — $2,873,263) — 0.4%		2,873,263

Total Investments (Cost — $973,345,446*) — 156.4%		1,079,693,251
Other Assets Less Liabilities — 0.6%		4,292,189
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.8%)		(122,714,427)
VMTP Shares, at Liquidation Value — (39.2%)		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$690,471,013

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$853,010,459

Gross unrealized appreciation	$116,174,905
Gross unrealized depreciation	(12,180,039)

Net unrealized appreciation	$103,994,866

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Represent bonds transferred to a TOB in exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from October 1, 2016 to November 15, 2019 is $25,981,887.
(j)	Represents the current yield as of report date.
(k)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income

FFI Institutional Tax-Exempt Fund	14,668,018	(11,794,755)	2,873,263	$ 3,317

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of January 31, 2015 were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(866)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$113,337,750	$(3,006,608)

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	10

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$1,076,819,988	—	$1,076,819,988
Short-Term Securities	$2,873,263	—	—	2,873,263
Total	$2,873,263	$1,076,819,988	—	$1,079,693,251

[1]	See above Schedule of Investments for values in each state or political division.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(3,006,608)	—	—	$(3,006,608)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,175,000	—	—	$1,175,000
Liabilities:
TOB trust certificates	—	$(122,687,926)	—	(122,687,926)
VMTP Shares	—	(270,800,000)	—	(270,800,000)
Total	$1,175,000	$(393,487,926)	—	$(392,312,926)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2015	12

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 25, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 25, 2015